[LOGO Amundi Asset Management]



							January 5, 2021



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Short Term Income Fund (the "Fund")
     (File Nos. 333-114423 and 811-21558)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of prospectus and Statement of Additional Information for the Fund, which would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 31 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0001193125-20-328482) on December 29, 2020.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4695.


						Sincerely,

						/s/ Thomas Reyes
						-------------------------
    						Thomas Reyes
    						Assistant Secretary


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.




Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820